UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       08-07-02
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     142
                                            -------------------------

Form 13F Information Table Value Total:     $197,115
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 1907      15500  SH        SOLE           15500
ADVO Inc.                      com 007585102  445      11700  SH        SOLE           11700
Alltel Corporation             com 020039103 1894      40300  SH        SOLE           36400  3900
American Physicians
 Capital, Inc.                 com 028884104  277      15000  SH        SOLE           15000
Anadarko Petroleum Corporation com 032511107 1834      37200  SH        SOLE           37200
AptarGroup, Inc.               com 038336103 1747      56800  SH        SOLE           56800
Automatic Data Processing,Inc. com 053015103 1125      25840  SH        SOLE           25840
Axcelis Technologies Inc.      com 054540109  690      61044  SH        SOLE           38999  22045
BB&T Corporation               com 066821109 1486      38500  SH        SOLE           38500
Banta Corporation              com 066821109  750      20900  SH        SOLE                  20900
Beckman Coulter, Inc.          com 075811109 1248      25000  SH        SOLE           25000
Bell South Corp.               com 079860102  822      26108  SH        SOLE           10108  16000
Berkshire Hathaway CLB         com 084670207  990        443  SH        SOLE           443
Boston Scientific Corporation  com 101137107 1422      48500  SH        SOLE           40500  8000
Briggs & Stratton Corp.        com 109043109  322       8400  SH        SOLE           8400
Brookstone Inc.                com 114537103 7673     432500  SH        SOLE           426000 6500
Brunswick Corporation          com 117043109 2097      74900  SH        SOLE           67900  7000
Cable Design Technologies
  Corporation                  com 126924109 2314     225800  SH        SOLE           221900 3900
Capstone Turbine Corporation   com 14067D102  166     100000  SH        SOLE           100000
Century Telephone Enterprises  com 156700106 1294      43850  SH        SOLE           40400  3450
Champion Enterprises, Inc.     com 158496109 5781    1028600  SH        SOLE           1028200 400
Charles Schwab Corp.           com 808513105  113      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100 2161      62866  SH        SOLE           46320  16546
Citigroup Inc.                 com 172967101  219       5641  SH        SOLE           5449   192
Coach Inc.                     com 189754104 1559      28400  SH        SOLE           28400
Colgate Palmolive              com 194162103  320       6400  SH        SOLE           0      6400
Comerica Inc.                  com 200340107  712      11600  SH        SOLE           11600
Concord EFS, Inc.              com 206189102  459      15240  SH        SOLE           15240
Conoco Inc.                    com 208251504  450      16200  SH        SOLE           700    15500
Convergys Corporation          com 212485106  547      28100  SH        SOLE           25200  2900
Countrywide Credit
  Industries, Inc.             com 222372104 4145      85900  SH        SOLE           79300  6600
Courier Corporation            com 222660102 1399      35000  SH        SOLE           35000
Craftmade International,Inc.   com 22413E104  456      30000  SH        SOLE           30000
Crown Pacific Partners L.P.    com 228439105 2888     595500  SH        SOLE           595500
Deere and Company              com 244199105 1111      23201  SH        SOLE           6101   17100
Diamond Offshore Drilling, Inc.com 25271C102  983      34500  SH        SOLE           34500
Dover Corporation              com 260003108 2139      61100  SH        SOLE           60000  1100
Dwyer Group, Inc.              com 267455103  178      43200  SH        SOLE           43200
Eaton Corporation              com 278058102 1513      20800  SH        SOLE           11800  9000
Electronic Data Systems
  Corporation                  com 285661104  356       9600  SH        SOLE           0      9600
Emerson Electric Co.           com 291011104  749      14000  SH        SOLE           8500   5500
Equity Office Properties Trust com 294741103  277       9200  SH        SOLE           3900   5300
Esterline Technologies Corp.   com 297425100 4733     208500  SH        SOLE           187200 21300
Ethan Allen Interiors Inc.     com 297602104  847      24300  SH        SOLE           24300
Exxon Mobil Corporation        com 302290101 2425      59260  SH        SOLE           53980  5280
Fannie Mae                     com 313586109  364       4940  SH        SOLE           140    4800
Fifth Third Bancorp            com 316773100  820      12300  SH        SOLE           12300
First Tennessee National Corp. com 337162101  402      10500  SH        SOLE           0      10500
FleetBoston Financial Corp.    com 339030108  293       9050  SH        SOLE           550    8500
Fleetwood Enterprises Inc.     com 339099103 6819     783800  SH        SOLE           783800
Forest Oil Corporation         com 346091606 2047      72000  SH        SOLE           70900  1100
Fortune Brands Inc.            com 349631101 1338      23900  SH        SOLE           23900
General Dynamics Corporation   com 369550108 1734      16300  SH        SOLE           10900  5400
General Electric Co.           com 369604103  270       9300  SH        SOLE                  9300
Genuine Parts Company          com 372460105 2328      66750  SH        SOLE           51680  15070
Great Lakes Chemical           com 390568103  397      15000  SH        SOLE           600    14400
H & R Block, Inc.              com 093671105 1906      41300  SH        SOLE           41300
Harris Corporation             com 413875105 3367      92900  SH        SOLE           73200  19700
Health Care Property           com 421915109 7428     173150  SH        SOLE           152050 21100
Hector Communications Corp.    com 422730101 1620     135000  SH        SOLE           135000
Hewlett-Packard Company        com 428236103  475      31082  SH        SOLE           200    30882
Hibbett Sporting Goods, Inc.   com 428565105 2212      87100  SH        SOLE           87100
Host Marriott Corp.            com 44107P104  446      39500  SH        SOLE           39500
Huntington Bancshares Inc.     com 446150104 2413     124240  SH        SOLE           108900 15340
I. Gordon Corporation          com 382784106  195      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 3313     368100  SH        SOLE           368100
Intel Corporation              com 458140100  488      26720  SH        SOLE           4620   22100
Invacare Corporation           com 461203101  925      25000  SH        SOLE           25000
Jones Apparel Group Inc.       com 480074103 2472      65930  SH        SOLE           65930
K-Swiss Inc. - Class A         com 482686102  743      28600  SH        SOLE           28600
Kellwood Co. Com               com 488044108  299       9200  SH        SOLE           700    8500
KeyCorp                        com 493267108  442      16200  SH        SOLE           1200   15000
Kimberly Clark Corp.           com 316773100 2964      47800  SH        SOLE           37600  10200
Layne Christensen Company      com 521050104 3330     360000  SH        SOLE           360000
Leggett & Platt, Inc.          com 524660107 1888      80700  SH        SOLE           74200  6500
Leucadia National Corporation  com 527288104  548      17300  SH        SOLE           17300
Lincoln National Corp.         com 534187109  523      12460  SH        SOLE           860    11600
Littelfuse, Inc.               com 537008104 1760      76100  SH        SOLE           64500  11600
MBIA Inc.                      com 55262C100  319       5650  SH        SOLE           5650
Manor Care, Inc.               com 564055101 3496     152000  SH        SOLE           152000
Marathon Oil Corporation       com 902905827  681      25100  SH        SOLE           5200   19900
Maritrans Inc.                 com 570363101  504      37500  SH        SOLE           37500
Masco Corporation              com 574599106  236       8700  SH        SOLE           8700
McDonalds Corp.                com 580135101 1610      56600  SH        SOLE           56600
Merck & Co., Inc.              com 589331107  233       4600  SH        SOLE           1600   3000
Monaco Coach Corporation       com 60886R103 1239      58150  SH        SOLE           58150
Morgan Stanley
  Dean Witter & Co.            com 617446109  358       8300  SH        SOLE           1700   6600
NCR Corporation                com 62886E108  268       7750  SH        SOLE           7750
NDCHealth Corporation          com 639480102  435      15600  SH        SOLE           15600
National City Corporation      com 635405103  677      20376  SH        SOLE           936    19440
Nautica Enterprises, Inc.      com 639089101  286      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107 1077     154100  SH        SOLE           154100
Neogen Corporation             com 640491106  680      50000  SH        SOLE           50000
Network Associates, Inc.       com 579057100  420      21800  SH        SOLE           21800
Nobel Learning
  Communities, Inc.            com 654889104  289      50000  SH        SOLE           50000
Northrop Grumman Corporation   com 666807102  625       5000  SH        SOLE           5000
PICO Holdings, Inc.            com 693366205  828      50000  SH        SOLE           50000
Pall Corporation               com 696429307 1010      48700  SH        SOLE           23500  25200
Patterson-UTI Energy, Inc.     com 703414102 1242      44000  SH        SOLE           44000
Payless ShoeSource, Inc.       com 704379106  432       7500  SH        SOLE           7500
Pharmacia Inc.                 com 71713U102  313       8368  SH        SOLE           400    7968
Philip Morris Companies Inc.   com 718154107  379       8670  SH        SOLE           2170   6500
Plantronics, Inc.              com 727493108 4061     213600  SH        SOLE           206100 7500
Prima Energy Corp.             com 741901201 2432     106700  SH        SOLE           98100  8600
Pulte Corporation              com 745867101 1253      21800  SH        SOLE           10000  11800
Quality Systems, Inc.          com 747582104  169      10000  SH        SOLE           10000
Rainbow Technologies, Inc.     com 750862104  344      70000  SH        SOLE           70000
Ross Stores, Inc.              com 778296103 3496      85800  SH        SOLE           85800
Royal Dutch Pete Co NY Reg Sh  com 780257804  343       6200  SH        SOLE           2200   4000
Ryans Family Steak Houses Inc. com 783519101  330      25000  SH        SOLE           25000
SBC Communications Inc.        com 78387G103  623      20410  SH        SOLE           4662   15748
SPSS Inc.                      com 78462K102  311      20000  SH        SOLE           20000
STERIS Corporation             com 859152100  315      16500  SH        SOLE           16500
Schering-Plough                com 806605101  806      32750  SH        SOLE           20250  12500
Sensient Technologies
  Corporation                  com 913538104  439      19292  SH        SOLE           2492   16800
Simon Property Group, Inc.     com 828806109  895      24300  SH        SOLE           1800   22500
Simpson Manufacturing Co., Inc.com 829073105  914      16000  SH        SOLE           16000
Snap-on Incorporated           com 833034101 2862      96400  SH        SOLE           75600  20800
Sparton Corp.                  com 847235108  225      25000  SH        SOLE           25000
Sprint Corp.                   com 852061100  404      38100  SH        SOLE           9100   29000
Strayer Education, Inc.        com 863236105  343       5400  SH        SOLE           5400
Stryker Corp.                  com 863667101  369       6900  SH        SOLE           6900
SunTrust Banks, Inc.           com 867914103 1490      22000  SH        SOLE           22000
TJX Companies, Inc.            com 872540109 2902     148000  SH        SOLE           128000 20000
Target Corp.                   com 87612e10613716     360010  SH        SOLE           14872  345138
Teleflex Inc.                  com 879369106 2170      37966  SH        SOLE           29066  8900
Textron, Inc.                  com 883203101  267       5700  SH        SOLE           200    5500
The Chubb Corporation          com 171232101  212       3000  SH        SOLE           1000   2000
The Men's Wearhouse, Inc.      com 587118100  709      27800  SH        SOLE           26000  1800
The Morgan Group, Inc.
  - Class A                    com 617358106  485     269600  SH        SOLE           269600
Theragenics Corporation        com 883375107  211      25000  SH        SOLE           25000
Toll Brothers Inc.             com 889478103  914      31200  SH        SOLE           31200
Toys "R" Us, Inc.              com 892335100  349      20000  SH        SOLE           20000
Tractor Supply Company         com 892356106  731      10300  SH        SOLE           10300
Unico American Corporation     com 904607108 2387     436345  SH        SOLE           436345
Universal Electronics Inc.     com 913483103  299      20000  SH        SOLE           20000
Vectren Corporation            com 92240G101  409      16301  SH        SOLE           400    15901
Velcro Industries N.V.         com 922571104  657      67000  SH        SOLE           67000
Washington Mutual Inc.         com 939322103 1239      33400  SH        SOLE           33400
Washington Real Estate
  Investment Trust             com 939653101 4563     157900  SH        SOLE           141900 16000
Waters Corporation             com 941848103  534      20000  SH        SOLE           20000
Weyco Group, Inc.              com 962149100  700      17500  SH        SOLE           17500
